Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
SUBSEQUENT EVENTS

Convertible Notes Letter Agreements
On September 4, 2012, the Company entered into letter agreements (the “Agreements”) with certain holders of its Convertible Notes, including RCIV Holdings, an affiliate of the Company’s controlling stockholder, (collectively, the “Significant Holders”), which, as of September 4, 2012, together held approximately $1.9 billion of the total approximately $2.1 billion aggregate principal amount of the Convertible Notes.

Under the terms of the Agreements, each Significant Holder has agreed (i) not to transfer their respective Convertible Notes from the date of the agreement, (ii) to enter into a lock-up agreement with the underwriters in the IPO (covering all shares of common stock that each such Significant Holder owns) for a period of 180 days, subject to certain exceptions pursuant to the terms of the lock-up agreement, and (iii) to convert all of their respective Convertible Notes substantially concurrently with the closing of the IPO.

In return, each Significant Holder will receive (i) 0.125 shares of common stock for each share of common stock issued upon conversion of their Convertible Notes and (ii) a cash payment equal to approximately $105 million, or $55.00 for each $1,000 aggregate principal amount of Convertible Notes converted.

The Company also entered into letter agreements (the “Letter Agreements”) with other eligible holders (collectively the “Other Holders”) of Convertible Notes who, as of September 4, 2012, together held approximately $127 million aggregate principal amount of such Convertible Notes.

Under the terms of the Letter Agreements, each Other Holder can elect (i) not to transfer their respective Convertible Notes from the date of the agreement (subject to certain exceptions pursuant to the terms of the lock-up agreements) and (ii) to enter into a lock-up agreement with the underwriters in the IPO (covering all shares of common stock that it owns) for a period of 180 days, subject to certain exceptions pursuant to the terms of the lock-up agreement.

In return, each Other Holder will receive 0.125 shares of common stock for each share of common stock issued upon conversion of their Convertible Notes. The Other Holders are under no obligation to convert their Convertible Notes but are not entitled to receive the additional shares of common stock except in the event of conversion of their Convertible Notes.

SUBSEQUENT EVENTS
2012 Senior Secured Notes Offering
On February 2, 2012, Realogy issued $593 million of First Lien Notes with an interest rate of 7.625% and $325 million of New First and a Half Lien Notes with an interest rate of 9.00%, the proceeds of which were used to repay amounts outstanding under its senior secured credit facility. The First Lien Notes and the New First and a Half Lien Notes are senior secured obligations of the Company and will mature on January 15, 2020. Interest is payable semiannually on January 15 and July 15 of each year, commencing July 15, 2012. The First Lien Notes and the New First and a Half Lien Notes were issued in a private offering that is exempt from the registration requirements of the Securities Act.
The Company used the proceeds from the offering of approximately $918 million to: (i) prepay $629 million of its non-extended term loan borrowings under its senior secured credit facility which were due to mature in October 2013, (ii) repay all of the $133 million in outstanding borrowings under its non-extended revolving credit facility which was due to mature in April 2013, and (iii) repay $156 million of the outstanding borrowings under its extended revolving credit facility. In conjunction with the repayments of $289 million described in clauses (ii) and (iii), the Company reduced the commitments under its non-extended revolving credit facility by a like amount, thereby terminating the non-extended revolving credit facility.
The First Lien Notes and the New First and a Half Lien Notes are guaranteed on a senior secured basis by Domus Intermediate Holdings Corp., Realogy's parent, and each domestic subsidiary of Realogy that is a guarantor under its senior secured credit facility and certain of its outstanding securities. The First Lien Notes and the New First and a Half Lien Notes are also guaranteed by Holdings, on an unsecured senior subordinated basis. The First Lien Notes and the New First and a Half Lien Notes are secured by substantially the same collateral as Realogy's existing obligations under its senior secured credit facility.  The priority of the collateral liens securing the First Lien Notes is (i) equal to the collateral liens securing Realogy's first lien obligations under its senior secured credit facility and (ii) senior to the collateral liens securing Realogy's other secured obligations that are not secured by a first priority lien, including the First and a Half Lien Notes, and Realogy's second lien obligations under its senior secured credit facility.  The priority of the collateral liens securing the New First and a Half Lien Notes is (i) junior to the collateral liens securing Realogy's first lien obligations under its senior secured credit facility and the First Lien Notes, (ii) equal to the collateral liens securing the Existing First and a Half Lien Notes, and (iii) senior to the collateral liens securing Realogy's second lien obligations under its senior secured credit facility.
Pro forma Indebtedness Table
The debt table below gives effect to the 2012 Senior Secured Notes Offering as if it occurred on December 31, 2011.

	Interest Rate	Expiration Date	Total Capacity	Outstanding Borrowings	Available Capacity
Senior Secured Credit Facility:
Extended revolving credit facility (1)	(2)	April 2016	363	97	172
Extended term loan facility	(3)	October 2016	1,822	1,822	—
First Lien Notes	7.625%	January 2020	593	593	—
Existing First and a Half Lien Notes	7.875%	February 2019	700	700	—
New First and a Half Lien Notes	9.00%	January 2020	325	325	—
Second Lien Loans	13.50%	October 2017	650	650	—
Other bank indebtedness (4)		Various	133	133	—
Existing Notes:
Senior Notes	10.50%	April 2014	64	64	—
Senior Toggle Notes	11.00%	April 2014	52	52	—
Senior Subordinated Notes (5)	12.375%	April 2015	190	187	—
Extended Maturity Notes:
Senior Notes (6)	11.50%	April 2017	492	489	—
Senior Notes (7)	12.00%	April 2017	130	129	—
Senior Subordinated Notes	13.375%	April 2018	10	10	—
Convertible Notes	11.00%	April 2018	2,110	2,110	—
Securitization obligations: (8)
Apple Ridge Funding LLC		December 2013	400	296	104
Cartus Financing Limited (9)		Various	62	31	31
			$8,096	$7,688	$307
_______________

(1)
The available capacity under this facility was reduced by $94 million of outstanding letters of credit after taking into consideration the $25 million reduction in letters of credit backed revolving credit borrowings that occurred in January 2012. On February 27, 2012, the Company had $55 million outstanding on the extended revolving credit facility and $81 million of outstanding letters of credit.

(2)
Interest rates with respect to revolving loans under the senior secured credit facility are based on, at Realogy’s option, adjusted LIBOR plus 2.25% (or with respect to the extended revolving loans, 3.25%) or ABR plus 1.25% (or with respect to the extended revolving loans, 2.25%) in each case subject to reductions based on the attainment of certain leverage ratios.

(3)
Interest rates with respect to term loans under the senior secured credit facility are based on, at Realogy’s option, (a) adjusted LIBOR plus 3.0% (or with respect to the extended term loans, 4.25%) or (b) the higher of the Federal Funds Effective Rate plus 0.5% (or with respect to the extended term loans, 1.75%) and JPMorgan Chase Bank, N.A.’s prime rate (“ABR”) plus 2.0% (or with respect to the extended term loans, 3.25%).

(4)
Consists of revolving credit facilities that are supported by letters of credit issued under the senior secured credit facility, $75 million due in July 2012, $8 million due in August 2012 and $50 million due in January 2013.

(5)	Consists of $190 million of 12.375% Senior Subordinated Notes due 2015, less a discount of $3 million.

(6)	Consists of $492 million of 11.50% Senior Notes due 2017, less a discount of $3 million.

(7)	Consists of $130 million of 12.00% Senior Notes due 2017, less a discount of $1 million.

(8)	Available capacity is subject to maintaining sufficient relocation related assets to collateralize these securitization obligations.

(9)	Consists of a £35 million facility which expires in August 2015 and a £5 million working capital facility which expires in August 2012.
Additional Shares Reserved for the Stock Incentive Plan
As of February 24, 2012, there were 0.9 million shares of Class A Common Stock reserved for issuance under the Amended and Restated Holdings 2007 Stock Incentive Plan, including approximately 0.7 million shares reserved for issuance upon exercise of outstanding options and approximately 0.2 million shares reserved for future grants under the plan. On February 27, 2012, the Holdings Compensation Committee approved a further amendment and restatement of the plan to increase the number of shares reserved thereunder by approximately 0.8 million, thereby increasing the total number of shares reserved for issuance to approximately 1.7 million.
Convertible Notes Letter Agreements
On September 4, 2012, the Company entered into letter agreements (the “Agreements”) with certain holders of its Convertible Notes, including RCIV Holdings, an affiliate of the Company’s controlling stockholder, (collectively, the “Significant Holders”), which, as of September 4, 2012, together held approximately $1.9 billion of the total approximately $2.1 billion aggregate principal amount of the Convertible Notes.

Under the terms of the Agreements, each Significant Holder has agreed (i) not to transfer their respective Convertible Notes from the date of the agreement, (ii) to enter into a lock-up agreement with the underwriters in the IPO (covering all shares of common stock that each such Significant Holder owns) for a period of 180 days, subject to certain exceptions pursuant to the terms of the lock-up agreement, and (iii) to convert all of their respective Convertible Notes substantially concurrently with the closing of the IPO.

In return, each Significant Holder will receive (i) 0.125 shares of common stock for each share of common stock issued upon conversion of their Convertible Notes and (ii) a cash payment equal to approximately $105 million, or $55.00 for each $1,000 aggregate principal amount of Convertible Notes converted.

The Company also entered into letter agreements (the “Letter Agreements”) with other eligible holders (collectively the “Other Holders”) of Convertible Notes who, as of September 4, 2012, together held approximately $127 million aggregate principal amount of such Convertible Notes.

Under the terms of the Letter Agreements, each Other Holder can elect (i) not to transfer their respective Convertible Notes from the date of the agreement (subject to certain exceptions pursuant to the terms of the lock-up agreements) and (ii) to enter into a lock-up agreement with the underwriters in the IPO (covering all shares of common stock that it owns) for a period of 180 days, subject to certain exceptions pursuant to the terms of the lock-up agreement.

In return, each Other Holder will receive 0.125 shares of common stock for each share of common stock issued upon conversion of their Convertible Notes. The Other Holders are under no obligation to convert their Convertible Notes but are not entitled to receive the additional shares of common stock except in the event of conversion of their Convertible Notes.